Income Tax and Tax Payables (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Deferred tax assets
Allowance for doubtful loan receivables	$ 27,870	$ 23,772
Allowance on doubtful accounts	260,344	179,186
Accrued expenses	8,391	7,685
Lease liability	31,649	73,603
Net operating loss carrying forward	136,257	45,089
Less: valuation allowance	(133,351)	(42,208)
Total deferred tax assets	331,160	287,127
Deferred tax liabilities
Right-of-use assets	(25,982)	(86,504)
Recognition of intangible assets arising from business combination	(877,138)	(994,471)
Deferred tax liabilities, net	$ (571,960)	$ (793,848)